Loans payable (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Loans Payble
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Loans payable to third parties	140,558	140,558
Loans payable to related parties(1)	11,011	1,011
Loans payable to shareholders(2)	20,000	20,000
Total	171,569	161,569